Total
The Tocqueville Fund
The Tocqueville Fund
Investment Objective
The Tocqueville Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tocqueville Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | The Tocqueville Fund | The Tocqueville Fund	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Tocqueville Fund The Tocqueville Fund
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.25%	[1]
[1]	The Advisor has contractually agreed to waive the Tocqueville Fund’s management fees and/or reimburse expenses in order to ensure that the Tocqueville Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2021 and may not be terminated by the Advisor before such time.

Example
This example is intended to help you compare the cost of investing in the Tocqueville Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tocqueville Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tocqueville Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Tocqueville Fund | The Tocqueville Fund | USD ($)	127	407	708	1,563

Portfolio Turnover
The Tocqueville Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Tocqueville Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Tocqueville Fund’s performance. During its most recent fiscal year, the Tocqueville Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Tocqueville Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Tocqueville Fund may also invest up to 25% of its net assets in non-U.S. companies, including in American Depositary Receipts (“ADRs”), in both developed and emerging markets.
The investment strategy of the Tocqueville Fund is value oriented and contrarian. The Tocqueville Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value. The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.
Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve. In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.
Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors. The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.
In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market. The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.
Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.
The portfolio manager will purchase stocks for the Tocqueville Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline. The portfolio manager will sell stocks when they are no longer considered to be good values.

Principal Risks
You may lose money by investing in the Tocqueville Fund. The Tocqueville Fund is subject to the following risks:

•	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

•	a stock or stocks selected for the Tocqueville Fund’s portfolio may fail to perform as expected;

•
a value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur; and

•
the Fund, from time to time, may focus its exposure on specific sectors of the market. Such focus may be as a result of the portfolio manager’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting the specific sector. Furthermore, investments in a particular sector may be more volatile than the broader market as a whole.

The Tocqueville Fund may be subject to risks particular to its investments in shares of information technology companies, including:

•	information technology companies face intense competition and potentially rapid product obsolescence;

•	information technology companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.
In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Tocqueville Fund’s assets;

•	political, social or economic instability in a foreign country in which the Tocqueville Fund invests may cause the value of the Tocqueville Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.
Who may want to invest in the Tocqueville Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors who are willing to assume market risk of U.S. securities in the short-term for potentially higher gains in the long-term.
Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the Tocqueville Fund by showing changes in the Tocqueville Fund’s performance from year to year (on a calendar year basis) and by showing how the Tocqueville Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2019 compare with those of the S&P 500® Total Return Stock Index. Please note that the Tocqueville Fund’s performance (before and after taxes) is not an indication of how the Tocqueville Fund will perform in the future. Updated performance information is available at www.tocquevillefunds.com.

During this period, the best performance for a quarter was 12.77% (for the quarter ended December 31, 2011). The worst performance was -15.49% (for the quarter ended 9/30/2011).
Average Annual Total Returns For the periods ended December 31, 2019
Average Annual Total Returns - The Tocqueville Fund	Label	1 Year	5 Years	10 Years
S&P 500® Total Return Stock Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Stock Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
The Tocqueville Fund	Return Before Taxes	29.25%	8.82%	11.22%
The Tocqueville Fund | After Taxes on Distributions	Return After Taxes on Distributions	27.19%	7.20%	10.16%
The Tocqueville Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.75%	6.74%	9.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Tocqueville Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Tocqueville Fund’s other return figures.

The Tocqueville Opportunity Fund
The Tocqueville Opportunity Fund
Investment Objective
The Tocqueville Opportunity Fund’s (the “Opportunity Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Tocqueville Opportunity Fund The Tocqueville Opportunity Fund
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.41%	[1]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.28%	[1],[2]
[1]	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus, because the “Financial Highlights” include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive the Opportunity Fund’s management fees and/or reimburse expenses in order to ensure that the Opportunity Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2021 and may not be terminated by the Advisor before such time.

Example
This example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund | USD ($)	130	433	759	1,680

Portfolio Turnover
The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Opportunity Fund’s performance. During its most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategies
The Opportunity Fund seeks to achieve its investment objective by investing primarily in the common stocks of small and mid cap companies which have the potential to deliver above-average long-term earnings growth. Such companies may include, but not limited to, information technology, and health care companies. The Opportunity Fund defines small cap companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization between $3 billion and $30 billion. In addition, the Opportunity Fund may invest in large cap companies. Market capitalization is measured at the time of initial purchase.
The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund’s objective of long-term capital appreciation. In accordance with the portfolio manager’s investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries. The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies. The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate. The portfolio manager’s investment approach includes the analysis of company financial statements in addition to meeting with corporate managements. The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.
The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the U.S. In addition, the Opportunity Fund may invest up to 20% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.
While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund’s portfolio holdings.
Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager’s price objective, lose their competitive advantage or fail to sustain reasonable profitability.

Principal Risks
You may lose money by investing in the Opportunity Fund. The Opportunity Fund is subject to the following risks:

•	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

•	growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole;

•	a stock or stocks selected for the Opportunity Fund’s portfolio may fail to perform as expected; and

•
the Fund, from time to time, may focus its exposure on specific sectors of the market. Such focus may be as a result of the portfolio manager’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting the specific sector. Furthermore, investments in a particular sector may be more volatile than the broader market as a whole.

The Opportunity Fund may also be subject to risks particular to its investments in the common stocks of small cap companies and mid cap companies, including:

•	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	small and mid cap companies are typically less liquid and more thinly traded which may make them more volatile than stocks of larger companies.
The Opportunity Fund may be subject to risks particular to its investments in the information technology sector, including:

•	information technology companies face intense competition and potentially rapid product obsolescence; and

•	information technology companies are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
The Opportunity Fund may be subject to risks particular to its investments in the healthcare sector, including:

•
healthcare companies may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, and product liability claims, among other factors;

•	many healthcare companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect profitability; and

•	healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Opportunity Fund’s assets;

•	political, social or economic instability in a foreign country in which the Opportunity Fund invests may cause the value of the Opportunity Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.
Who may want to invest in the Opportunity Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors who are comfortable with assuming the added risks associated with small cap and mid cap stocks in return for the possibility of long-term rewards.
Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2019 compare with those of the Russell 2500® Growth Total Return Index. Please note that the Opportunity Fund’s performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future. Updated performance information is available at www.tocquevillefunds.com.

During this period, the best performance for a quarter was 26.04% (for the quarter ended March 31, 2019). The worst performance was -25.00% (for the quarter ended 12/31/2018).
Average Annual Total Returns For the periods ended December 31, 2018
Average Annual Total Returns - The Tocqueville Opportunity Fund	Label	1 Year	5 Years	10 Years
Russell 2500® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 2500® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	32.65%	10.84%	14.01%
The Tocqueville Opportunity Fund	Return Before Taxes	44.77%	11.71%	14.08%
The Tocqueville Opportunity Fund | After Taxes on Distributions	Return After Taxes on Distributions	42.89%	10.73%	13.05%
The Tocqueville Opportunity Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	27.79%	9.20%	11.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Opportunity Fund’s other return figures.

The Tocqueville Phoenix Fund
The Tocqueville Phoenix Fund
Investment Objective
The Tocqueville Phoenix Fund’s (formerly, the Delafield Fund) (the “Phoenix Fund”) investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Phoenix Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | The Tocqueville Phoenix Fund | The Tocqueville Phoenix Fund	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Tocqueville Phoenix Fund The Tocqueville Phoenix Fund
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.40%	[1]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.26%	[1],[2]
[1]	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus, because the “Financial Highlights” include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive the Phoenix Fund’s management fees and/or reimburse expenses in order to ensure that the Phoenix Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2021 and may not be terminated by the Advisor before such time.

Example
This example is intended to help you compare the cost of investing in The Phoenix Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Phoenix Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Phoenix Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Tocqueville Phoenix Fund | The Tocqueville Phoenix Fund | USD ($)	128	429	752	1,668

Portfolio Turnover
The Phoenix Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Phoenix Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Phoenix Fund’s performance. During its most recent fiscal year, the Phoenix Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies
The Phoenix Fund seeks to achieve its objectives by investing primarily in the equity securities (i.e., common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks) of domestic companies which may include industrial, materials or information technology companies. Specifically, the Phoenix Fund will primarily invest in equity securities of domestic companies which the portfolio managers believe to be undervalued or to represent special situations. An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally.
Under normal circumstances the Phoenix Fund will have more than 65% of its assets invested in equity securities. The Phoenix Fund, however, may also invest not more than 35% of its total assets in debt securities and preferred stocks that the portfolio managers believe offer a significant opportunity for price appreciation. In addition, the Phoenix Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.
The Phoenix Fund may also invest in:

(i)
U.S. Government Securities: The U.S. Government securities in which the Phoenix Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by privately owned corporations that are federally chartered by the U.S. Government.

(ii)
Money Markets Funds: Money market funds are registered investment companies that invest in high-quality, short-term debt instruments of a specified nature. The money market funds in which the Phoenix Fund may invest seek to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share.

Principal Risks
You may lose money by investing in the Phoenix Fund. The Phoenix Fund is subject to the following risks:

•	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

•	a stock or stocks selected for the Phoenix Fund’s portfolio may fail to perform as expected;

•
a value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur; and

•
the Fund, from time to time, may focus its exposure on specific sectors of the market. Such focus may be as a result of the portfolio manager’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting the specific sector. Furthermore, investments in a particular sector may be more volatile than the broader market as a whole.

The Phoenix Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.
The Phoenix Fund may be subject to risks particular to its investments in the industrials sector, including:

•	the stock prices of companies in the industrials sector may be affected by supply and demand, both for their specific product or service and for industrials sector products in general;

•	the products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction; and

•	companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims.
The Phoenix Fund may be subject to risks particular to its investments in shares of materials companies, including:

•
companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical advances, labor relations, over-production, litigation and government regulations, among other factors;

•
companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

The Phoenix Fund may be subject to risks particular to its investments in shares of information technology companies, including:

•	information technology companies face intense competition and potentially rapid product obsolescence;

•	information technology companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.
In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Phoenix Fund’s assets;

•	political, social or economic instability in a foreign country in which the Phoenix Fund invests may cause the value of the Phoenix Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.
Who may want to invest in the Phoenix Fund?

•	investors who want a diversified portfolio

•	long-term investors with a particular goal, such as saving for retirement

•	investors who want potential growth over time

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.
Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the Phoenix Fund by showing changes in the Phoenix Fund’s performance from year to year (on a calendar year basis) and by showing how the Phoenix Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2019, compare with those of the Russell 2000® Total Return Index and the S&P 500® Total Return Stock Index. Please note that the Phoenix Fund’s performance (before and after taxes) is not an indication of how the Phoenix Fund will perform in the future. Updated performance information in available at www.tocquevillefunds.com.

During this period, the best performance for a quarter was 17.10% (for the quarter ended December 31, 2011). The worst performance was -24.15% (for the quarter ended 9/30/2011).
Average Annual Total Returns For the periods ended December 31, 2018
Average Annual Total Returns - The Tocqueville Phoenix Fund	Label	1 Year	5 Years	10 Years
Russell 2000® Total Return Index (reflects no deduction for fees, expenses, or taxes)	Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.52%	8.23%	11.83%
S&P 500® Total Return Stock Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Stock Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
The Tocqueville Phoenix Fund	Return Before Taxes	22.26%	2.00%	6.74%
The Tocqueville Phoenix Fund | After Taxes on Distributions	Return After Taxes on Distributions	21.60%	(0.45%)	4.99%
The Tocqueville Phoenix Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.61%	1.34%	5.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.